Prepayments and other assets (Tables)	9 Months Ended
May 31, 2024
Notes and other explanatory information [abstract]
Schedule of prepayments and other assets

	May 31, 2024	August 31, 2023
Prepaid expenses	$301	$796
Deferred financing costs(1)	707	667
Total prepayments and other assets	$1,008	$1,463

(1)	Consists of $0.5 million in commitment fees paid with respect to a share purchase agreement whereby the Company, at its sole discretion, has the right to sell up to $10 million of its common shares over a 36-month period and $0.2 million in deferred financing costs related to an At-the-Market Offering Agreement entered on May 12, 2023.